Annual Total Returns[BarChart] - Invesco VI International Growth Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.74%)	15.53%	19.01%	0.33%	(2.34%)	(0.45%)	23.00%	(14.97%)	28.57%	14.00%